UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

	Schedule of Investments
	September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
244,300	Dole Food Company Inc. *	$ 2,443,000	1.08%

Agriculture Production - Livestock & Animal Specialties
80,300	Cal-Maine Foods, Inc.	2,523,829	1.11%

Biological Products, (No Diagnostic Substances)
91,400	Life Technologies Corporation *	3,512,502	1.55%

Chemical & Allied Products
64,748	Innospec Inc. *	1,567,549
205,400	Olin Corp.	3,699,254
		5,266,803	2.32%

Computer Communications Equipment
296,100	Emulex Corporation *	1,895,040
483,100	QLogic Corp. *	6,125,708
		8,020,748	3.53%

Construction - Special Trade Contractors
297,002	Matrix Service Co. *	2,527,487	1.11%

Crude Petroleum & Natural Gas
301,200	McMoRan Exploration Co. *	2,990,916
478,800	PetroQuest Energy Inc. *	2,633,400
117,400	Resolute Energy Corporation *	1,333,664
299,400	Venoco, Inc. *	2,637,714
		9,595,694	4.23%

Drilling Oil & Gas Wells
72,400	Atwood Oceanics Inc. *	2,487,664	1.10%

Electrical Industrial Apparatus
19,568	Woodward Inc.	536,163	0.24%

Electrical Work
241,400	EMCOR Group Inc.	4,907,662	2.16%

Electronic Components & Accessories
670,400	Vishay Intertechnology Inc.*	5,604,544	2.47%

Fabricated Plater Work (Boiler Shops)
177,573	Global Power Equipment Group Inc. *	4,132,124	1.82%

Fire, Marine & Casualty Insurance
135,400	Aspen Insurance Holdings Limited (Bermuda)	3,119,616
171,400	Montpelier Re Holdings Ltd. (Bermuda)	3,030,352
		6,149,968	2.71%

In Vitro & In Vivo Diagnostic Substances
212,900	Myriad Genetics, Inc. *	3,989,746	1.76%

Industrial Organic Chemicals
189,777	Sensient Technologies Corp.	6,177,241	2.72%

Laboratory Analytical Instruments
164,400	PerkinElmer Inc.	3,158,124	1.39%

Life Insurance
19,825	National Western Life Insurance Co. Class A	2,686,287	1.18%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
35,100	Phillips-Van Heusen Corp.	2,044,224	0.90%

Metal Cans
19,200	Royal Gold, Inc.	1,229,952	0.54%

Miscellaneous Transportation Equipment
605,800	Force Protection, Inc. *	2,332,330	1.03%

Motor Vehicle Parts & Accessories
128,600	Superior Industries International Inc.	1,986,870	0.88%

Operative Builders
185,800	Avatar Holdings Inc. *	1,519,844	0.67%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
445,726	Symmetry Medical, Inc. *	3,441,005	1.52%

Pharmaceutical Preparations
112,900	Endo Pharmaceuticals Holdings Inc. *	3,160,071
687,218	Vanda Pharmaceuticals Inc. *	3,401,729
		6,561,800	2.89%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
213,100	Chemtura Corp. *	2,137,393	0.94%

Retail - Apparel & Accessory Stores
189,800	Express, Inc.	3,851,042
120,700	The Men's Wearhouse, Inc.	3,147,856
		6,998,898	3.08%

Retail - Family Clothing Stores
419,000	American Eagle Outfitters	4,910,680	2.16%

Retail - Miscellaneous Retail
69,200	EZCORP Inc. Class A *	1,974,968	0.87%

Retail - Retail Stores, NEC
92,900	IAC/InterActiveCorp. *	3,674,195	1.62%

Retail - Shoe Stores
200,400	Foot Locker, Inc.	4,026,036	1.77%

Retail - Variety Stores
93,400	Big Lots Inc. *	3,253,122	1.43%

Savings Institution, Federally Chartered
332,900	SI Financial Group, Inc.	3,079,325
251,300	United Financial Bancorp	3,440,297
246,300	Viewpoint Financial Group	2,820,135
306,200	Westfield Financial Inc.	2,017,858
		11,357,615	5.02%

Secondary Smelting & Refining of Nonferrous Metals
909,400	Metalico Inc. *	3,546,660	1.56%

Security Brokers, Dealers & Flotation Companies
569,350	Knight Capital Group Inc. *	6,923,296	3.05%

Semiconductors & Related Devices
109,700	Diodes Incorporated *	1,965,824
360,512	GSI Technology, Inc. *	1,773,719
348,300	Kulicke and Soffa Industries Inc. *	2,598,318
105,800	Microsemi Corporation *	1,690,684
		8,028,545	3.54%

Services - Business Services
134,300	Lender Processing Services, Inc.	1,838,567
429,452	Premiere Global Services, Inc. *	2,757,082
		4,595,649	2.03%

Services - Computer Integrated Systems Design
641,800	Convergys Corp. *	6,020,084	2.65%

Services - Hospitals
88,100	Magellan Health Services Inc. *	4,255,230
69,000	MEDNAX, Inc. *	4,322,160
		8,577,390	3.78%

Services - Motion Picture Theaters
470,130	Regal Entertainment Group Class A	5,519,326	2.43%

Services - Prepackaged Software
440,700	Actuate Corporation *	2,432,664
464,500	Compuware Corp. *	3,558,070
		5,990,734	2.65%

Special Industry Machinery
95,000	Cymer, Inc. *	3,529,250	1.56%

Transportation Services
89,700	GATX Corp.	2,779,803	1.23%

Wholesale - Chemicals & Allied Products
97,200	Innophos Holdings Inc	3,876,336	1.71%

Wholesale - Electronic Parts & Equipment, NEC
781,200	Brightpoint, Inc. *	7,202,664	3.17%

Wholesale - Machinery, Equipment & Supplies
118,792	Applied Industrial Technologies	3,226,391	1.42%

Wholesale - Miscellaneous Durable Goods
95,000	Schnitzer Steel Industries, Inc.	3,496,000	1.54%

Total for Common Stock (Cost $212,020,136)		$ 204,480,646	90.12%

REAL ESTATE INVESTMENT TRUSTS
815,100	Anworth Mortgage Asset Corp.	5,542,680
289,200	MFA Financial, Inc.	2,030,184
58,200	Mid-America Apartment Communities Inc.	3,504,804
Total for Real Estate Investment Trusts (Cost $10,211,251)		11,077,668	4.88%

MONEY MARKET FUNDS
12,583,398	SEI Daily Income Treasury Government CL B 0.05% **	12,583,398	5.55%
(Cost $12,583,398)

Total Investment Securities		228,141,712	100.55%
	(Cost $234,814,785)

Liabilities in Excess of Other Assets		(1,237,677)	-0.55%

Net Assets		$ 226,904,035	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2011.

          See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

	Schedule of Investments
	September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
7,500	Dole Food Company Inc. *	$ 75,000	1.82%

Agriculture Production - Livestock & Animal Specialties
2,600	Cal-Maine Foods, Inc.	81,718	1.98%

Biological Products, (No Diagnostic Substances)
4,000	Life Technologies Corporation *	153,720	3.73%

Computer Communications Equipment
9,600	Emulex Corporation *	61,440
16,200	QLogic Corp. *	205,416
		266,856	6.48%

Construction - Special Trade Contractors
10,200	Matrix Service Co. *	86,802	2.11%

Crude Petroleum & Natural Gas
15,700	PetroQuest Energy Inc. *	86,350
10,200	Venoco, Inc. *	89,862
		176,212	4.28%

Electrical Work
7,800	EMCOR Group Inc.	158,574	3.85%

Industrial Organic Chemicals
6,000	Sensient Technologies Corporation	195,300	4.74%

Laboratory Analytical Instruments
5,900	PerkinElmer Inc.	113,339	2.75%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
12,700	Symmetry Medical, Inc. *	98,044	2.38%

Pharmaceutical Preparations
3,600	Endo Pharmaceuticals Holdings Inc. *	100,764	2.45%

Retail - Apparel & Accessory Stores
6,400	Express, Inc.	129,856
4,000	The Men's Wearhouse, Inc.	104,320
		234,176	5.69%

Retail - Family Clothing Stores
13,400	American Eagle Outfitters	157,048	3.81%

Retail - Miscellaneous Retail
3,600	EZCORP Inc. Class A *	102,744	2.49%

Retail - Shoe Stores
3,200	IAC/InterActiveCorp. *	126,560	3.07%

Retail - Shoe Stores
6,200	Foot Locker, Inc.	124,558	3.02%

Retail - Variety Stores
4,000	Big Lots Inc. *	139,320	3.38%

Security Brokers, Dealers & Flotation Companies
21,000	Knight Capital Group Inc. *	255,360	6.21%

Semiconductors & Related Devices
3,300	Microsemi Corporation *	52,734
12,300	Kulicke and Soffa Industries Inc. *	91,758
		144,492	3.51%

Services - Business Services
12,400	Premiere Global Services Inc. *	79,608	1.93%

Services - Computer Integrated Systems Design
21,500	Convergys Corp. *	201,670	4.90%

Services - Hospitals
4,400	Magellan Health Services Inc. *	212,520
2,600	MEDNAX, Inc. *	162,864
		375,384	9.12%

Services - Motion Picture Theaters
16,900	Regal Entertainment Group Class A	198,406	4.82%

Service - Prepackaged Software
15,800	Compuware Corp. *	121,028	2.94%

Total for Common Stock (Cost $3,733,259)		$ 3,766,683	91.46%

REAL ESTATE INVESTMENT TRUSTS
2,400	Mid-America Apartment Communities Inc.	144,528	3.51%
Total for Real Estate Investment Trusts (Cost $91,113)

MONEY MARKET FUNDS
219,485	SEI Daily Income Treasury Government CL B 0.05% **	219,485	5.33%
(Cost $219,485)

Total Investment Securities		4,130,696	100.30%
	(Cost $4,043,857)

Liabilities in Excess of Other Assets		(12,348)	-0.30%

Net Assets		$ 4,118,348	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2011.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

	Schedule of Investments
	September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
6,000	Dole Food Company Inc. *	$ 60,000	0.95%

Agriculture Production - Livestock & Animal Specialties
1,900	Cal-Maine Foods, Inc.	59,717	0.95%

Biological Products, (No Diagnostic Substances)
2,800	Life Technologies Corporation *	107,604	1.70%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
1,000	The J. M. Smucker Company	72,890	1.15%

Chemical & Allied Products
1,600	Innospec Inc. *	38,736
5,100	Olin Corp.	91,851
		130,587	2.07%

Computer & Office Equipment
3,800	Lexmark International, Inc. *	102,714	1.63%

Computer Communications Equipment
7,200	Emulex Corporation *	46,080
11,700	QLogic Corp. *	148,356
		194,436	3.08%

Construction - Special Trade Contractors
7,700	Matrix Service Co. *	65,527	1.04%

Crude Petroleum & Natural Gas
12,000	PetroQuest Energy Inc. *	66,000
2,000	Plains Exploration & Production Company *	45,420
3,100	Resolute Energy Corporation *	35,216
8,100	Venoco, Inc. *	71,361
1,700	Whiting Petroleum Corp. *	59,636
		277,633	4.40%

Electrical Industrial Apparatus
500	Woodward Inc.	13,700	0.22%

Electrical Work
6,400	EMCOR Group Inc.	130,112	2.06%

Electronic Components & Accessories
11,960	Vishay Intertechnology *	99,986	1.58%

Fire, Marine & Casualty Insurance
309	Alleghany Corporation *	89,147
2,800	American Financial Group Inc.	86,996
3,900	Aspen Insurance Holdings Limited (Bermuda)	89,856
1,900	Harleysville Group Inc.	111,834
150	Markel Corp. *	53,569
6,100	Montpelier Re Holdings Ltd. (Bermuda)	107,848
		539,250	8.54%

In Vitro & In Vivo Diagnostic Substances
5,600	Myriad Genetics, Inc. *	104,944	1.66%

Industrial Inorganic Chemicals
700	Tronox Inc. *	54,600	0.86%

Industrial Organic Chemicals
4,400	Sensient Technologies Corporation	143,220
2,400	Westlake Chemical Corp.	82,272
		225,492	3.58%

Iron & Steel Foundries
500	Precision Castparts Corp.	77,730	1.23%

Laboratory Analytical Instruments
4,300	PerkinElmer Inc.	82,603	1.31%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,180	Phillips-Van Heusen Corp.	126,963	2.01%

Mineral Royalty Traders
900	Royal Gold, Inc.	57,654	0.91%

Paperboard Containers & Boxes
2,001	Rock-Tenn Company	97,409	1.54%

Pharmaceutical Preparations
3,400	Endo Pharmaceuticals Holdings Inc. *	95,166	1.51%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
5,900	Chemtura Corp. *	59,177	0.94%

Plastics Products
2,100	AptarGroup Inc.	93,807	1.49%

Retail - Apparel & Accessory Stores
4,700	Express, Inc.	95,363
3,100	The Men's Wearhouse, Inc.	80,848
		176,211	2.79%

Retail - Family Clothing Stores
10,200	American Eagle Outfitters	119,544	1.89%

Retail - Miscellaneous Retail
2,400	EZCORP Inc. Class A *	68,496	1.09%

Retail - Retail Stores, NEC
2,400	IAC/InterActiveCorp. *	94,920	1.50%

Retail - Shoe Stores
4,500	Foot Locker, Inc.	90,405	1.43%

Retail - Variety Stores
2,600	Big Lots Inc. *	90,558	1.43%

Savings Institution, Federally Chartered
7,300	Capitol Federal Financial	77,088	1.22%

Security Brokers, Dealers & Flotation Companies
14,800	Knight Capital Group Inc. *	179,968	2.85%

Semiconductors & Related Devices
2,400	Diodes Incorporated *	43,008
9,400	Kulicke and Soffa Industries Inc. *	70,124
3,300	Marvell Technology Group Ltd. * (Bermuda)	47,883
2,400	Microsemi Corporation *	38,352
		199,367	3.17%

Services - Business Services
2,889	Lender Processing Services, Inc.	39,550
9,870	Premiere Global Services Inc. *	63,365
		102,915	1.63%

Services - Computer Integrated Systems Design
16,700	Convergys Corp. *	156,646	2.48%

Services - Hospitals
2,800	Magellan Health Services Inc. *	135,240
1,800	MEDNAX, Inc. *	112,752
		247,992	3.93%

Services - Management Consulting Services
2,000	FTI Consulting, Inc. *	73,620	1.17%

Services - Motion Picture Theaters
11,900	Regal Entertainment Group Class A	139,706	2.21%

Services - Prepackaged Software
12,900	Compuware Corp. *	98,814	1.57%

Special Industry Machinery
2,900	Cymer, Inc. *	107,735	1.71%

Wholesale - Electronic Parts & Equipment, NEC
5,000	Avnet, Inc. *	130,400
17,100	Brightpoint, Inc. *	157,662
		288,062	4.56%

Wholesale - Machinery, Equipment & Supplies
3,200	Applied Industrial Technologies	86,912	1.38%

Wholesale - Miscellaneous Durable Goods
2,300	Schnitzer Steel Industries, Inc.	84,640	1.34%

Total for Common Stock (Cost $5,526,797)		$ 5,413,300	85.76%

REAL ESTATE INVESTMENT TRUSTS
18,500	Anworth Mortgage Asset Corp.	125,800
14,100	MFA Financial, Inc.	98,982
1,600	Mid-America Apartment Communities Inc.	96,352
Total for Real Estate Investment Trusts (Cost $328,116)		321,134	5.09%

MONEY MARKET FUNDS
577,987	SEI Daily Income Treasury Government CL B 0.05% **	577,987	9.16%
(Cost $577,987)

Total Investment Securities		6,312,421	100.01%
	(Cost $6,432,900)

Liabilities in Excess of Other Assets		(212)	-0.01%

Net Assets		$ 6,312,209	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2011.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund

	Schedule of Investments
	September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Chemical & Allied Products
900	Innospec Inc. *	$ 21,789	0.76%

Computer & Office Equipment
2,450	Lexmark International, Inc. *	66,224	2.30%

Crude Petroleum & Natural Gas
3,615	EXCO Resources Inc.	38,753
4,210	McMoRan Exploration Co.*	41,805
2,570	Resolute Energy Corporation *	29,195
		109,753	3.81%

Electronic Components & Accessories
14,910	Vishay Intertechnology Inc.*	124,648	4.33%

Fire, Marine & Casualty Insurance
700	Berkshire Hathaway Inc. Class B *	49,728	1.73%

In Vitro & In Vivo Diagnostic Substances
2,580	Myriad Genetics, Inc. *	48,349	1.68%

Industrial Inorganic Chemicals
520	Tronox Inc. *	40,560	1.41%

Industrial Organic Chemicals
3,085	Westlake Chemical Corp.	105,754	3.67%

Iron & Steel Foundries
490	Precision Castparts Corp.	76,175	2.65%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,235	Phillips-Van Heusen Corp.	130,166	4.52%

Paperboard Containers & Boxes
1,631	Rock-Tenn Company	79,397	2.76%

Pharmaceutical Preparations
10,180	Vanda Pharmaceuticals Inc. *	50,391	1.75%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
4,125	Chemtura Corp. *	41,374	1.44%

Railroads, Line-Haul Operating
1,220	Canadian National Railway Company (Canada)	81,228	2.82%

Retail - Drug Stores and Proprietary Stores
2,775	CVS Caremark Corporation	93,212	3.24%

Retail - Family Clothing Stores
6,775	American Eagle Outfitters	79,403	2.76%

Retail - Retail Stores, NEC
3,510	IAC/InterActiveCorp. *	138,821	4.82%

Savings Institution, Federally Chartered
2,075	Kearny Financial Corp.	18,343
11,420	SI Financial Group, Inc.	105,635
9,520	Viewpoint Financial Group	109,004
		232,982	8.09%

Secondary Smelting & Refining of Nonferrous Metals
20,280	Metalico Inc. *	79,092	2.75%

Semiconductors & Related Devices
15,750	GSI Technology, Inc. *	77,490
4,700	Marvell Technology Group Ltd. * (Bermuda)	68,197
		145,687	5.06%

Services - Business Services
2,635	Lender Processing Services, Inc.	36,073	1.25%

Services - Hospitals
1,525	Magellan Health Services Inc. *	73,657	2.56%

Ship & Boat Building & Repairing
1,415	General Dynamics Corp.	80,499	2.80%

Wholesale - Chemicals & Allied Products
1,920	Innophos Holdings Inc	76,570	2.66%

Wholesale - Electronic Parts & Equipment, NEC
6,260	Avnet Inc. *	163,261
19,345	Brightpoint, Inc. *	178,361
		341,622	11.87%

Wholesale - Miscellaneous Durable Goods
1,270	Schnitzer Steel Industries, Inc.	46,736	1.62%

Total for Common Stock (Cost $2,526,267)		$ 2,449,890	85.11%

EXCHANGE TRADED FUNDS
7,850	iShares COMEX Gold Trust *	124,422	4.32%
	(Cost - $64,520)

REAL ESTATE INVESTMENT TRUSTS
9,210	Anworth Mortgage Asset Corp.	62,628
8,865	MFA Financial, Inc.	62,232
Total for Exchange Traded Funds (Cost - $127,318)		124,860	4.34%

MONEY MARKET FUNDS
181,355	SEI Daily Income Treasury Government CL B 0.05% **	181,355	6.30%
(Cost $181,355)

Total Investment Securities		2,880,527	100.07%
	(Cost $2,899,460)

Liabilities In Excess of Other Assets		(2,003)	-0.07%

Net Assets		$ 2,878,524	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2011.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                      Value Fund           Opportunity Fund

                                                               Select Fund

Cost of Investments

$234,814,785

$4,043,857

        $6,432,900

Gross Unrealized Appreciation

$19,757,491

$485,680

  $520,300

Gross Unrealized Depreciation

  ($26,430,564)

 ($398,841)

  ($640,779)

Net Unrealized Appreciation

   (Depreciation) on Investments

 ($6,673,073)

 $86,839

  ($120,479)

                                                                    Intrinsic Value Fund

Cost of Investments

 $2,899,460

Gross Unrealized Appreciation

$337,266

Gross Unrealized Depreciation

       ($356,199)

Net Unrealized Appreciation

   (Depreciation) on Investments

 ($18,933)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Funds’ 2011 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and exchange traded funds). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2011:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$204,480,646	$0	$0	$204,480,646
Real Estate Investment Trusts	$11,077,668	$0	$0	$11,077,668
Money Market Funds	$12,583,398	$0	$0	$12,583,398
Total	$ 228,141,712	$0	$0	$ 228,141,712

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,766,683	$0	$0	$3,766,683
Real Estate Investment Trusts	$144,528	$0	$0	$144,528
Money Market Funds	$219,485	$0	$0	$219,485
Total	$ 4,130,696	$0	$0	$ 4,130,696

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,413,300	$0	$0	$5,413,300
Real Estate Investment Trusts	$321,134	$0	$0	$321,134
Money Market Funds	$577,987	$0	$0	$577,987
Total	$ 6,312,421	$0	$0	$ 6,312,421

Intrinsic Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,449,890	$0	$0	$2,449,890
Exchange Traded Funds	$124,422	$0	$0	$124,422
Real Estate Investment Trusts	$124,860	$0	$0	$124,860
Money Market Funds	$181,355	$0	$0	$181,355
Total	$ 2,880,527	$0	$0	$ 2,880,527

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended September 30, 2011.  There were no transfers into or out of Level 1 or Level 2 during the period ended September 30, 2011.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:         11-23-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:         11-23-2011

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:         11-23-2011